Note 9 - Income Taxes	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

9.   INCOME TAXES

Components of tax expense (benefit) are as follows:

	Year Ended March 31,
	2022	2021
Federal
Current	$3,881,166	$1,904,797
Deferred	(478,918)	1,100,368
	3,402,248	3,005,165
State
Current	944,809	554,212
Deferred	(82,821)	238,121
	861,988	792,333
Total	$4,264,236	$3,797,498

The U.S. federal statutory income tax rate is reconciled to the effective rate as follows:

	Year Ended March 31,
	2022	2021
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	3.7	4.1
Other	(1.4)	(0.1)
Provision for income taxes	23.3%	25.0%

The Company’s tax returns may be subject to examination by the Internal Revenue Service for the fiscal years ended March 31, 2019 through March 31, 2021. State and local returns may be subject to examination for fiscal years ended March 31, 2018 through March 31, 2021.

Deferred income taxes are provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s consolidated deferred tax assets (liabilities) are as follows:

	March 31,
	2022	2021
Deferred tax liabilities:
Depreciation	$(1,788,033)	$(1,945,788)
LIFO to average cost Section 481(a) adjustment	—	(301,110)
Total deferred tax liabilities	(1,788,033)	(2,246,898)
Deferred tax assets:
Unrealized derivative loss - OCI	3,271,192	3,564,059
Inventory capitalization	98,227	63,468
Postretirement benefits other than pensions	28,893	26,240
Restricted stock compensation	69,122	328,434
Unrealized loss - mark to market derivatives	388,213	94,306
Other	65,681	34,815
Total deferred tax assets	3,921,328	4,111,322
Net deferred tax asset	$2,133,295	$1,864,424